Leases (Tables)	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Schedule of Estimated Useful Life of Right of Use Assets

Our consolidated estimated useful lives of ROU assets as at December 31, 2022 are as follows:

Sites	1 – 30 years
International leased circuits(1)	1 – 11 years
Poles(2)	2 – 12 years
Domestic leased circuits(3)	1 – 10 years
Office buildings	1 – 25 years
Co-located sites	3 – 7 years

(1)
As at December 31, 2021, the estimated useful life ranges from 1-10 years.
(2)
As at December 31, 2021, the estimated useful life ranges from 1-12 years.
(3)
As at December 31, 2021, the estimated useful life ranges from 1-10 years.

Schedule of Changes in Right of Use Assets

Our consolidated rollforward analysis of ROU assets as at December 31, 2022 and 2021 are as follows:

	Sites	International Leased Circuits	Poles	Domestic Leased Circuits	Office Buildings	Co-located Sites	Sale and Leaseback Adjustment	Total
	(in million pesos)
December 31, 2021
Costs:
Balances at beginning of the year	17,854	4,288	3,370	1,294	1,781	9	—	28,596
Additions (Note 29)	5,967	226	47	890	184	—	—	7,314
Modifications	107	33	230	(309)	(9)	1	—	53
Asset retirement obligation	211	—	—	—	2	—	—	213
Currency translation	—	—	—	—	1	—	—	1
Disposals	(1)	—	(16)	—	(6)	—	—	(23)
Terminations	(1,045)	(290)	—	(143)	(284)	—	—	(1,762)
Balances at end of the year	23,093	4,257	3,631	1,732	1,669	10	—	34,392

Accumulated depreciation and amortization:
Balances at beginning of the year	(6,556)	(1,346)	(967)	(427)	(993)	(4)	—	(10,293)
Terminations	889	148	—	35	281	—	—	1,353
Disposals	1	—	16	—	6	—	—	23
Currency translation	—	—	—	—	(1)	—	—	(1)
Modifications	(1)	—	—	—	(4)	—	—	(5)
Depreciation (Note 3)	(2,999)	(816)	(678)	(574)	(319)	(2)	—	(5,388)
Balances at end of the year	(8,666)	(2,014)	(1,629)	(966)	(1,030)	(6)	—	(14,311)
Net book value as at December 31, 2021	14,427	2,243	2,002	766	639	4	—	20,081

December 31, 2022
Costs:
Balances at beginning of the year	23,093	4,257	3,631	1,732	1,669	10	—	34,392
Additions (Note 29)	32,735	402	116	851	165	5	—	34,274
Business combination	90	—	—	—	—	—	—	90
Currency translation	—	—	—	—	1	—	—	1
Disposals	—	—	—	—	(5)	—	—	(5)
Asset retirement obligation	(1,412)	—	—	—	(95)	—	—	(1,507)
Modifications	(7)	(106)	432	(8)	1	—	(12,776)	(12,464)
Terminations	(12,196)	(294)	—	(139)	(316)	—	—	(12,945)
Balances at end of the year	42,303	4,259	4,179	2,436	1,420	15	(12,776)	41,836

Accumulated depreciation and amortization:
Balances at beginning of the year	(8,666)	(2,014)	(1,629)	(966)	(1,030)	(6)	—	(14,311)
Terminations	4,931	150	—	71	293	—	—	5,445
Charge from asset retirement obligation	1,545	—	—	—	103	—	—	1,648
Disposals	—	—	—	—	5	—	—	5
Currency translation	—	—	—	—	(1)	—	—	(1)
Modifications	—	—	—	—	(10)	—	—	(10)
Business combination	(33)	—	—	—	—	—	—	(33)
Depreciation (Note 3)	(3,824)	(832)	(875)	(475)	(347)	(3)	640	(5,716)
Balances at end of the year	(6,047)	(2,696)	(2,504)	(1,370)	(987)	(9)	640	(12,973)
Net book value as at December 31, 2022	36,256	1,563	1,675	1,066	433	6	(12,136)	28,863

Summary of Number of Sites Awarded

The table below enumerates the selected TowerCos and number of BTS sites with SOs under the program:

Tower Providers	Number of Sites Awarded
Unity Digital Infrastructure	50
Alt-Global-Solutions, Inc.	34
Transcend Towers Infrastructure (Philippines) Inc.	13
Communication and Renewable Energy Infrastructure Phils. Inc.	67
Edotco Towers Inc.	10
Frontier Tower Associates Philippines, Inc.	84
ISON Tower Ltd. Inc.	108
MIESCOR Infrastructure Development Corporation	38
Phil-Tower Consortium Inc.	55
SBA Towers Philippines, Inc.	5

Summary of Amounts Recognized in Consolidated Income Statements

The following amounts are recognized in our consolidated income statements for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
		(in million pesos)
Depreciation expense of ROU assets (Note 3)	5,716	5,388	4,940
Interest expense on lease liabilities (Note 5)	2,064	1,170	1,125
Expenses relating to short-term leases (included in general and administrative expenses) (Note 5)	1,440	1,459	618
Variable lease payments (included in general and administrative expenses) (Note 5)	589	771	764
Expenses relating to leases of low-value assets (included in general and administrative expenses) (Note 5)	2	1	2
Total amount recognized in consolidated income statements	9,811	8,789	7,449

Schedule of Changes in Lease Liabilities

Our consolidated rollforward analysis of lease liabilities as at December 31, 2022 and 2021 are as follows:

	2022	2021
		(in million pesos)
Balances at beginning of the year	21,686	20,025
Additions (Note 29)	34,277	7,314
Accretion on lease liabilities (Note 5)	2,064	1,170
Lease modifications	317	33
Foreign exchange gains – net	215	147
Business combination	46
Adjustment	—	11
Reclassed to lease liabilities held-for-sale	(1,668)	—
Termination	(6,171)	(467)
Settlement of obligations	(8,331)	(6,547)
Balances at end of the year (Notes 3 and 29)	42,435	21,686
Less current portion of lease liabilities (Note 28)	10,477	4,555
Noncurrent portion of lease liabilities (Note 28)	31,958	17,131

Summary of Operating Lease Commitments

Future minimum rentals receivable under non-cancellable operating leases as at December 31, 2022 and 2021 are as follows.

	2022	2021
		(in million pesos)
Within one year	57	51
After one year but not more than five years	—	—
More than five years	—	—
	57	51